As filed with the Securities and Exchange Commission on June 6, 2013

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices)            (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:    212-830-5200

Date of fiscal year end:         March 31

Date of reporting period:       March 31, 2013

Item 1:  Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	ANNUAL REPORT MARCH 31, 2013

Daily Income Fund Table of Contents

SHAREHOLDER LETTER	3

EXPENSE CHART	4

SCHEDULE OF INVESTMENTS

Daily Income Fund

Money Market Portfolio	7

Daily Income Fund Shareholder Letter

Dear Shareholder:

Another year has passed and many of the same headlines from last year have seeped their way forward with the hopes of being addressed in 2013 – the Fiscal Cliff, the Debt Ceiling, and the Sequester saga, to name a few. With all of this still being discussed, we wonder that if the number one priority of our great nation is to produce more jobs (which subscribes to the adage that growth cures all woes), then why haven’t we seen any meaningful results? Housing appears to be improving, as do many global economies. Our stock markets have been on a tear through the first quarter, yet job creation still holds us back from any meaningful economic progress. This, in turn, will force the Fed to keep interest rates at their lows for the time being.

Not much has changed at the Fed despite some chatter about ending their Quantitative Easing strategy, which continues to see the purchase of $40 billion per month in agency mortgage-backed securities and $45 billion per month in longer-term Treasury securities with the goal of suppressing interest rates to stimulate the economy. The Fed has announced in the past that its tightening policy will be predicated on unemployment levels reaching 6.5% and inflation touching 2.5%, which as most would agree, will not happen in 2013.

The torch of potential money market mutual fund reform will be carried by the SECs new leader, Mary Jo White. The SEC recently announced that it will put forth its money fund reform proposal likely sometime in June 2013. While we don’t believe that the proposed reforms will prevent runs on money funds in the event of a market panic, we are mindful of the potential repercussions of further reform and will be prepared to meet any changes that law dictates. That being said, we feel as though Reich & Tang’s funds, made up of nearly 90% retail shareholders, will be well insulated from further reforms, which to date have been focused more so on institutional oriented funds.

With no imminent reason to believe that interest rates will increase in the next 6-months to 1-year, we have successfully added value to our portfolios with strong/attractive credits beyond 6-months. We continue to be cautious on Europe but have increased our positions in select issuers that are well within the strict credit parameters that guide our portfolio decisions. Overall we have shortened our maturity dates in Canadian and Australian paper and have slightly increased duration for positions in the United States, Europe, and Japan where credit profiles further out on the yield curve have shown strength.

Despite all of the uncertainty, it was a strong 12 months for Reich & Tang and its shareholders. We are extremely pleased to have acquired $4.2 billion in money fund assets from the HighMark Funds, which will merge into our funds sometime this summer. HighMark’s decision was based in large part on our expertise and strict focus on liquidity and cash management, and retail client base, which has been strengthened with this acquisition. It is this focus that helps to keep us ahead of the markets without distraction, and enables us to continue adding value to those who entrust us with their business.

Thank you for your trust in Reich & Tang. We welcome any questions you may have about our funds or any of the investments within our portfolios.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended March 31, 2013 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.50	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.35	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.36	0.27%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Expense Chart For The Six Months Ended March 31, 2013 (Unaudited) (Continued)

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$0.81	0.16%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$0.81	0.16%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$0.81	0.16%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$0.81	0.16%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$0.81	0.16%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.98	$0.96	0.19%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Expense Chart For The Six Months Ended March 31, 2013 (Unaudited) (Continued)

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.74	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.03	$0.91	0.18%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.98	$0.96	0.19%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.98	$0.96	0.19%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

DAILY INCOME FUND RNT NATIXIS LIQUID PRIME PORTFOLIO

Treasurer Class Shares (“Treasurer Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.90	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.50	0.10%

Liquidity Class Shares (“Liquidity Shares”)	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.80	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.66	0.13%

*	Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period (except for the Institutional Service Shares of the Municipal Portfolio Actual return information, which reflects the 150 day period ended March 31, 2013 due to its reactivation date of November 2, 2012). Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above may differ from the expense ratio stated in the financial highlights, which is based on one-year data. The Class’ total return would have been lower had certain expenses not been waived during the period.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2013

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (23.36%) (1)

$180,000,000	Anglesea Funding LLC, 0.30%, 04/04/13	$179,995,500

185,000,000	Chesham Finance LLC, 0.31%, 04/02/13	184,998,407

170,000,000	Ebury Finance LLC, 0.28%, 04/01/13	170,000,000

170,000,000	Halkin Finance LLC, 0.28%, 04/01/13	170,000,000

105,000,000	Ridgefield Funding Company, LLC, 0.30%, 04/05/13 LOC BNP Paribas S.A.	104,996,500

65,000,000	Ridgefield Funding Company, LLC, 0.32%, 05/02/13 LOC BNP Paribas S.A.	64,982,089

875,000,000	Total Asset Backed Commercial Paper	874,972,496

COMMERCIAL PAPER (8.24%)

$70,000,000	Private Export Funding Corporation, 0.25%, 08/12/13	$69,935,347

48,000,000	Private Export Funding Corporation, 0.32%, 08/22/13	47,938,987

11,000,000	Private Export Funding Corporation, 0.33%, 08/30/13	10,984,774

30,000,000	Private Export Funding Corporation, 0.31%, 12/06/13	29,935,675

150,000,000	Societe Generale S.A., 0.37%, 07/02/13	149,858,167

309,000,000	Total Commercial Paper	308,652,950

EURODOLLAR CERTIFICATES OF DEPOSIT (4.41%)

$165,000,000	National Australia Bank Ltd., 0.26%, 10/18/13 (3)	$165,000,000

165,000,000	Total Eurodollar Certificates of Deposit	165,000,000

FLOATING RATE SECURITIES (8.01%)

$100,000,000	Bank of Montreal, 0.29%, 09/26/13 (4)	$100,000,000

75,000,000	Bank of Nova Scotia, 0.30%, 08/02/13 (5)	75,000,000

40,000,000	Canadian Imperial Bank of Commerce, 0.46%, 08/29/13 (6)	40,001,320

85,000,000	JPMorgan Chase Bank N,A., 0.36%, 04/07/14 (7)	85,000,000

300,000,000	Total Floating Rate Securities	300,001,320

LETTER OF CREDIT COMMERCIAL PAPER (0.37%)

$5,000,000	Cofco Capital Corp., 0.30%, 04/05/13 LOC Rabobank Nederland	$4,999,833

Face Amount	Security Description	Value (Note 1)

LETTER OF CREDIT COMMERCIAL PAPER (CONTINUED)

$9,000,000	Sinochem Co. Ltd., 0.30%, 05/07/13 LOC ANZ Banking Group Ltd.	$8,997,300

14,000,000	Total Letter of Credit Commercial Paper	13,997,133

LOAN PARTICIPATIONS (4.99%)

$35,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 04/29/13	$35,000,000

55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 04/30/13	55,000,000

40,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 05/28/13	40,000,000

10,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 06/03/13	10,000,000

42,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 06/04/13	42,000,000

5,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 06/13/13	5,000,000

187,000,000	Total Loan Participations	187,000,000

REPURCHASE AGREEMENTS (23.09%)

$699,000,000	BNY Mellon Capital Markets, LLC, 0.24%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $699,018,640 (Collateralized by FHLMC, 2.50% to 3.50%, due 09/01/27 to 04/01/43, value $320,929,938, FNMA, 2.00% to 4.50%, due 03/01/28 to 04/01/43, value $392,050,063)	$699,000,000

166,000,000	BNY Mellon Capital Markets, LLC, 0.19%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $166,003,504 (Collateralized by GNMA, 2.00% to 4.00%, due 03/20/28 to 03/20/43, value $169,320,000)	166,000,000

865,000,000	Total Repurchase Agreements	865,000,000

TIME DEPOSIT (9.05%)

$119,000,000	Credit Agricole S.A., 0.18%, 04/01/13	$119,000,000

65,000,000	Credit Industriel et Commercial, 0.16%, 04/01/13	65,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

TIME DEPOSIT (CONTINUED)

$120,000,000	National Bank of Kuwait, 0.12%, 04/01/13	$120,000,000

35,000,000	Royal Bank of Canada, 0.08%, 04/01/13	35,000,000

339,000,000	Total Time Deposit	339,000,000

VARIABLE RATE DEMAND INSTRUMENTS (2.06%) (2)

$805,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A, 0.25%, 04/01/30 LOC Wells Fargo Bank, N.A.	$805,000

2,370,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006, 0.25%, 02/01/26 LOC Wells Fargo Bank, N.A.	2,370,000

46,203,288	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M004, 0.24%, 01/15/42	46,203,288

3,658,718	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M006, 0.24%, 10/15/45	3,658,718

2,605,000	Healtheum, LLC Series 2004, 0.21%, 11/01/29 LOC Wells Fargo Bank, N.A.	2,605,000

700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997, 0.17%, 06/01/27 LOC Wells Fargo Bank, N.A.	700,000

1,800,000	Lauren Company, LLC – Series 2003, 0.25%, 07/01/33 LOC Wells Fargo Bank, N.A.	1,800,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005, 0.30%, 07/01/20 Guaranteed by Federal Home Loan Bank	2,500,000

3,960,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A, 0.18%, 08/15/31 Collateralized by Federal National Mortgage Association	3,960,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B, 0.46%, 03/01/27 LOC Svenska Handelsbanken	6,900,000

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$5,480,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997, 0.23%, 12/18/17 LOC U.S. Government	$5,480,000

76,982,006	Total Variable Rate Demand Instruments	76,982,006

YANKEE CERTIFICATES OF DEPOSIT (16.42%)

$100,000,000	Bank of Nova Scotia, 0.30%, 06/26/13	$100,000,000

180,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.33%, 12/20/13	180,000,000

85,000,000	China Construction Bank Corp, 0.22%, 04/04/13	85,000,000

75,000,000	Deutsche Bank AG, 0.39%, 09/13/13	75,000,000

175,000,000	Toronto-Dominion Bank, 0.33%, 11/07/13	175,000,000

615,000,000	Total Yankee Certificates of Deposit	615,000,000

	Total Investments (100.00%) (cost $3,745,605,905†)	3,745,605,905
	Liabilities in excess of cash and other assets (-0.00%)	(144,921)

	Net Assets (100.00%)	$3,745,460,984

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $874,972,496, which represented 23.36% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.06%.

(4)	The interest rate is adjusted monthly based upon quarterly LIBOR plus 0.01%.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2013 (Continued)

(5)	The interest rate is adjusted monthly based upon quarterly LIBOR flat.

(6)	The interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%.

(7)	The interest rate is adjusted monthly based upon quarterly LIBOR plus 0.08%.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$2,270,972,246	60.63%
31 through 60 Days	113,979,389	3.05
61 through 90 Days	157,000,000	4.19
91 through 120 Days	149,858,167	4.00
121 through 180 Days	418,860,428	11.18
181 through 397 Days	634,935,675	16.95
Total	$3,745,605,905	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments March 31, 2013

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (73.17%)

$150,000,000	BNP Paribas Securities Corp., 0.15%, dated 03/28/13, due 04/01/13 repurchase proceeds at maturity $150,002,500, (Collateralized by U.S. Treasury Note, 0.875% to 1.250%, due 02/15/14 to 04/30/17, value $153,007,455)	$150,000,000

230,000,000	BNY Mellon Capital Markets, LLC, 0.19%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $230,004,856 (Collateralized by GNMA, 2.000% to 3.500%, due 10/20/42 to 01/20/43, value $234,600,001)	230,000,000

110,000,000	Goldman, Sachs & Co., 0.08%, dated 03/28/13, due 04/04/13, repurchase proceeds at maturity $110,001,711 (Collateralized by U. S. Treasury Note 2.000%, due 01/15/14, value $112,200,111)	110,000,000

225,000,000	J. P. Morgan Securities LLC., 0.17%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $225,004,250 (Collateralized by U. S. Treasury Bill, 0.00%, due 05/09/13 to 10/17/13, value $43,616,495, U. S. Treasury Note, 0.250% to 4.625%, due 01/31/14 to 11/15/17, value $84,807,827, U. S. Treasury Bond, 0.625% to 7.625%, due 02/15/25 to 02/15/43, value $101,079,589)	225,000,000

80,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.12%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $80,001,067 (Collateralized by U.S. Treasury Note 2.500%, due 04/30/15, value $81,600,027)	80,000,000

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$75,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.12%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $75,001,000 (Collateralized by U.S. Treasury Note, 0.875% to 2.500%, due 04/30/15 to 04/30/17, value $76,500,001)	$75,000,000

870,000,000	Total Repurchase Agreements	870,000,000

U.S. GOVERNMENT OBLIGATIONS (26.69%)

$60,000,000	U.S. Treasury Bill, 0.18%, 02/28/2014	$60,927,912

50,000,000	U.S. Treasury Note, 0.18%, 04/15/2013	50,030,151

50,000,000	U.S. Treasury Note, 0.19%, 07/15/2013	50,116,930

65,000,000	U.S. Treasury Note, 0.20%, 09/30/2013	65,946,847

50,000,000	U.S. Treasury Note, 0.15%, 12/15/2013	50,209,902

40,000,000	U.S. Treasury Note, 0.16%, 03/31/2014	40,034,723

315,000,000	Total U.S. Government Obligations	317,266,465

	Total Investments (99.86%) (Cost $1,187,266,465†)	1,187,266,465
	Cash and other assets, net of liabilities (0.14%)	1,667,473

	Net Assets (100.00%)	$1,188,933,938

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:

GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$920,030,151	77.49%
31 through 60 Days	0	0
61 through 90 Days	0	0
91 through 120 Days	50,116,930	4.22
121 through 180 Days	0	0
181 through 397 Days	217,119,384	18.29
Total	$1,187,266,465	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2013

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (7.56%) (1)

$35,000,000	Straight-A-Funding LLC, 0.19%, 04/17/13	$34,997,044

20,000,000	Straight-A-Funding LLC, 0.18%, 06/06/13	19,993,400

60,000,000	Straight-A-Funding LLC, 0.18%, 06/14/13	59,977,800

115,000,000	Total Asset Back Commercial Paper	114,968,244

FLOATING RATE SECURITIES (15.30%)

$30,000,000	Federal Agricultural Mortgage Corporation, 0.11%, 09/10/13 (2)	$29,995,530

20,000,000	Federal Home Loan Bank, 0.13%, 05/21/13 (3)	19,999,861

50,000,000	Federal Home Loan Bank, 0.18%, 07/25/13 (4)	50,000,000

25,000,000	Federal Home Loan Bank, 0.18%, 07/25/13 (4)	25,000,000

50,000,000	Federal Home Loan Bank, 0.08%, 08/13/13 (5)	50,000,000

2,810,117	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.61%, 07/22/13 (6)	2,810,117

10,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.16%, 06/15/17	10,000,000

6,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.16%, 06/15/17	6,000,000

28,950,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.16%, 12/15/19	28,950,000

9,778,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.16%, 01/15/21	9,778,000

232,538,117	Total Floating Rate Securities	232,533,508

LOAN PARTICIPATIONS (4.28%)

$10,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 04/15/13	$10,000,000

10,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 04/29/13	10,000,000

Face Amount	Security Description	Value (Note 1)

LOAN PARTICIPATIONS (CONTINUED)

$45,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 06/13/13	$45,000,000

65,000,000	Total Loan Participations	65,000,000

REPURCHASE AGREEMENTS (55.58%)

$290,000,000	Annaly Capital Management, Inc., 0.37%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $290,011,922 (Collateralized by FHLMC, 2.790% to 6.119%, due 11/15/25 to 07/01/48, value $124,507,229, FNMA, 2.518% to 7.000%, due 07/01/26 to 07/01/50, value $179,992,771)	$290,000,000

80,000,000	BNY Mellon Capital Markets, LLC, 0.19%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $80,001,689 (Collateralized by GNMA, 1.625% to 5.500%, due 02/20/24 to 03/20/43, value $81,600,000)	80,000,000

290,000,000	BNY Mellon Capital Markets, LLC, 0.24%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $290,007,733 (Collateralized by FHLMC, 2.500% to 4.000%, due 09/01/27 to 04/01/43, value $158,111,996, FNMA, 2.500% to 6.000%, due 02/01/28 to 04/01/43, value $137,688,005)	290,000,000

80,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 03/28/13 due 04/01/13, repurchase proceeds at maturity $80,001,244 (Collateralized by GNMA, 1.625% to 5.000%, due 03/20/28 to 03/20/43, value $81,600,001)	80,000,000

65,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 03/28/13 due 04/01/13, repurchase proceeds at maturity $65,001,011 (Collateralized by GNMA, 1.750% to 4.000%, due 09/20/25 to 03/15/53, value $66,300,000)	65,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$40,000,000	UBS Securities, LLC, 0.15%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $40,000,667 (Collateralized by FCSB, 4.875%, due 01/27/20 value $2,469,961, FHLB, 0.000% to 5.750%, due 06/07/13 to 06/12/26, value $3,314,816, FHLMC, 0.300% to 5.500%, due 03/21/14 to 05/30/19, value $9,564,123, FNMA, 0.750% to 2.635%, due 12/18/13 to 09/13/23, value $24,167,617, TVBD, 4.750% to 5.500%, due 08/01/13 to 07/18/17, value $1,283,668)	$40,000,000

845,000,000	Total Repurchase Agreements	845,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (12.34%)

$5,000,000	Federal Agricultural Mortgage Corporation, 0.15%, 04/01/13	$5,000,000

6,951,000	Federal Agricultural Mortgage Corporation, 0.18%, 08/06/13	6,946,586

20,000,000	Federal Agricultural Mortgage Corporation, 0.18%, 08/30/13	19,984,900

25,000,000	Federal Agricultural Mortgage Corporation, 0.20%, 10/23/13	24,971,528

20,900,000	Federal Agricultural Mortgage Corporation, 0.21%, 11/01/13	20,873,910

20,000,000	Federal Agricultural Mortgage Corporation, 0.17%, 02/14/14	19,969,872

17,985,000	Federal Agricultural Mortgage Corporation, 0.17%, 02/25/14	17,956,973

28,000,000	Federal Farm Credit Bank, 0.19%, 09/23/13	27,974,139

19,000,000	Federal Farm Credit Bank, 0.19%, 10/11/13	18,980,647

25,000,000	Federal National Mortgage Association, 0.15%, 09/03/13	24,983,854

187,836,000	Total U.S. Government Agency Discount Notes	187,642,409

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (4.28%)

$20,000,000	Federal Farm Credit Bank, 0.21%, 10/22/13	$19,998,547

20,000,000	Federal Home Loan Bank, 0.13%, 08/28/13	19,998,354

25,000,000	Federal Home Loan Bank, 0.17%, 12/19/13	24,997,899

65,000,000	Total U.S. Government Agency Medium Term Notes	64,994,800

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT OBLIGATION (0.66%)

$10,000,000	U.S. Treasury Note, 0.16%, 03/31/14	$10,008,681

10,000,000	Total U.S. Government Obligation	10,008,681

	Total Investments (100.00%) (Cost $1,520,147,642†)	1,520,147,642
	Cash and other assets, net of liabilities (0.00%)	56,388

	Net Assets (100.00%)	$1,520,204,030

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $114,968,244, which represented 7.56% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	The interest rate is adjusted quarterly based upon quarterly LIBOR minus 0.17%.

(3)	The interest rate is adjusted daily based upon Federal Funds Effective Rate plus 0.04%.

(4)	The interest rate is adjusted daily based upon Federal Funds Effective Rate plus 0.05%.

(5)	The interest rate is adjusted quarterly based upon quarterly LIBOR minus 0.21%.

(6)	The interest rate is adjusted semi-annually based upon six months LIBOR plus 0.125%.

KEY:

FCSB	= Federal Farm Credit Banks Consolidated Systemwide Bonds
FHLB	= Federal Home Loan Bank
FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
TVBD	= Tennessee Valley Power Bonds

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2013 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,054,724,905	69.38%
31 through 60 Days	50,000,000	3.29
61 through 90 Days	154,966,730	10.19
91 through 120 Days	2,810,117	0.19
121 through 180 Days	99,887,833	6.57
181 through 397 Days	157,758,057	10.38
Total	$1,520,147,642	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT COMMERCIAL PAPER (9.49%)

$14,818,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series B, 0.11%, 04/02/13	$14,818,000

7,267,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series B, 0.09%, 04/04/13	7,267,000

15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program), 0.39%, 05/02/13 LOC JPMorgan Chase Bank, N.A.	15,000,000

4,325,000	Tennessee City School Bond Authority Series 1997A, 0.15%, 05/07/13	4,325,000

16,125,000	Tennessee City School Bond Authority Series 1997A, 0.15%, 06/05/13	16,125,000

57,535,000	Total Tax Exempt Commercial Paper	57,535,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (15.33%)

$9,000,000	BOCES of the Sole Supervisory District of Westchester County, NY RAN 2013, 0.81%, 06/28/13	$9,004,149

6,000,000	City School District of the City of Geneva, Ontario County, NY RAN 2012, 0.71%, 06/21/13	6,003,821

7,100,000	City School District of the City of Gloversville, Fulton County, NY BAN, 2013, 0.59%, 01/17/14	7,108,955

2,160,000	City School District of The City of Ithaca, Tompkins and Tioga Counties, NY GO BAN 2012, 0.39%, 07/05/13	2,163,449

9,900,000	Clarence CSD, Erie County, NY TAN 2012, 0.45%, 06/27/13	9,907,031

5,500,000	East Quogue Union Free School District, Suffolk County, NY TAN 2012-2013 Taxes, 0.42%, 06/28/13	5,504,383

4,847,458	East Rochester Union Free School District, Monroe County, NY GO BAN 2012, 0.50%, 07/26/13	4,851,289

4,000,000	East Rockaway Union Free School District, Nassau County, NY TAN 2012-2013, 0.45%, 06/26/13	4,005,160

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$6,900,000	Erie #2 BOCES Second Supervisory District in the Counties of Erie, Chautauqua and Cattaraugus, NY RAN 2102, 0.75%, 06/28/13	$6,904,120

6,400,000	Fayatteville-Manlius CSD, Onondaga and Madison Counties, NY GO BAN 2012, 0.45%, 07/10/13	6,405,225

2,050,000	Fonda-Fultonville CSD, Montgomery, Fulton and Schoharie Counties, NY BAN 2012, 0.50%, 08/16/13	2,053,869

2,747,052	Guilderland CSD, Albany County, NY GO BAN for Vehicles 2012, 0.42%, 07/18/13	2,749,701

1,400,000	Hadley-Luzerne CSD, Saratoga and Warren Counties, NY BAN 2012, 0.59%, 07/16/13	1,400,646

3,700,000	Malone CSD, Franklin County, NY BAN 2012, 0.65%, 07/05/13	3,703,341

3,100,000	Malverne Union Free School District, Nassau County, NY TAN for 2012-2013 Taxes, 0.39%, 06/28/13	3,102,674

2,309,448	Moriah CSD Essex County, NY GO BAN 2012, 0.63%, 06/28/13	2,311,492

1,500,000	Romulus CSD, Seneca County, NY RAN 2012, 0.45%, 06/28/13	1,501,960

3,900,000	Seneca Falls CSD, Seneca County, NY RAN 2012, 0.43%, 06/28/13	3,905,320

4,822,758	Susquehanna Valley CSD, Broome County, NY BAN 2012, 0.57%, 06/28/13	4,833,498

1,500,000	Tuckahoe Union Free School District, Westchester County, NY TAN for 2012-2013 Taxes, 0.43%, 06/20/13	1,501,852

4,000,000	West Seneca CSD, Erie County, NY BAN 2012, 0.49%, 11/27/13	4,006,739

92,836,716	Total Tax Exempt Obligation Notes and Bonds	92,928,674

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (76.35%)

$3,000,000	ABAG Finance Authority for nonprofit Corporation, CA RB (On Lok Senior Health Services) – Series 2008, 0.11%, 08/01/38 LOC Wells Fargo Bank, N.A.	$3,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,810,000	Adams County IDA, PA RB (Say Plastics, Inc. Project) – Series 2007A, 0.34%, 08/01/32 LOC Wells Fargo Bank, N.A.	$1,810,000

4,300,000	Allegheny County IDA, PA Health Care RB (Vincentian Collaborative System) – Series 2008A, 0.13%, 06/01/38 LOC PNC, N.A.	4,300,000

2,500,000	BB&T Municipal Trust Floater Certificates – Series 5000 DLL, 0.21%, 10/01/28 LOC Rabobank Nederland, N.A.	2,500,000

1,865,000	BB&T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority – Series 2008 – 1 VV), 0.13%, 01/01/27 LOC Branch Banking And Trust Company	1,865,000

2,000,000	BB&T Municipal Trust Series 2011, 0.15%, 09/01/22 LOC Branch Banking And Trust Company	2,000,000

650,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006, 0.22%, 04/15/38 (2) LOC Citibank, N.A.	650,000

1,380,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center, L.L.C. Project) – Series 2007, 0.14%, 01/01/32 (2) LOC Branch Banking And Trust Company	1,380,000

2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds) – Series 2003B, 0.15%, 06/01/33	2,315,000

1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999, 0.14%, 07/01/24 LOC Bank of America, N.A.	1,500,000

1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 2000, 0.13%, 03/01/30 LOC U.S. Bank, N.A.	1,200,000

4,600,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998, 0.24%, 08/01/30 (2) LOC U.S. Bank, N.A.	4,600,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$4,100,000	City of New York GO Bonds, Fiscal 2004 Subseries A-6, 0.11%, 08/01/31 LOC Mizuho Corporate Bank, Ltd.	$4,100,000

7,000,000	City of New York GO Bonds, Fiscal 2012 Series G Subseries G-7, 0.13%, 04/01/42 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	7,000,000

3,855,000	City of Williamstown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 08A, 0.12%, 07/01/38 LOC U.S. Bank, N.A.	3,855,000

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003, 0.16%, 08/01/38 (2) LOC Wells Fargo Bank, N.A.	3,000,000

5,900,000	Commonwealth of Puerto Rico Public Improvement Refunding Bonds Sub-Series 2003 C-5-2 , 0.12%, 07/01/20 LOC Barclays Bank PLC	5,900,000

2,295,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) – Series 1998, 0.22%, 05/01/33 (2) LOC Federal Home Loan Bank	2,295,000

805,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) – Series 2004, 0.24%, 09/01/29 LOC BMO Harris Bank, N.A.	805,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993, 0.13%, 08/01/23 (2) LOC BMO Harris Bank, N.A.	700,000

1,815,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) – 2006A, 0.21%, 01/01/32 LOC JPMorgan Chase Bank, N.A.	1,815,000

2,760,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002, 0.29%, 12/01/18 (2) LOC Wells Fargo Bank, N.A.	2,760,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) – Series 2001, 0.26%, 08/01/21 LOC UBS AG	$2,625,000

2,345,000	County of Saratoga Industrial Development Agency The Saratoga Hospital Obligated Group Civic Facility RB (The Saratoga Hospital Project – Letter of Credit Secured) – Series 2007A, 0.12%, 12/01/32 LOC HSBC Bank USA, N.A.	2,345,000

6,055,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) – Series 1998B, 0.11%, 07/01/23 LOC U.S. Bank, N.A.	6,055,000

1,700,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) – Series 2007, 0.21%, 01/01/27 (2) LOC Branch Bank & Trust Company	1,700,000

10,715,000	Development Authority of Columbus, GA MHRB (Avalon Apartments Projects) – Series 2008, 0.17%, 10/15/40 (2) Guaranteed by Federal National Mortgage Association	10,715,000

4,000,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) – Series 2009, 0.11%, 12/01/36 LOC TD Bank, N.A.	4,000,000

8,200,000	Dormitory Authority of the State of New York RB Highland Community Development Corporation Series 1994B, 0.11%, 07/01/23 LOC HSBC Bank USA, N.A.	8,200,000

2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) – Series 2012, 0.12%, 07/01/39 LOC HSBC Bank USA, N.A.	2,800,000

3,150,000	Dormitory Authority of The State of New York RB (Oxford University Press, Inc.) – Series 1996, 0.11%, 07/01/25 LOC Barclays Bank PLC	3,150,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,800,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility Project) – Series 2005A, 0.15%, 07/01/35 LOC JPMorgan Chase Bank, N.A	$1,800,000

4,025,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility) – Series 1999A, 0.15%, 07/01/28 LOC JPMorgan Chase Bank, N.A.	4,025,000

1,800,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003, 0.14%, 11/15/36 (2) Guaranteed by Federal National Mortgage Association	1,800,000

9,095,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015, 0.16%, 05/15/46 (2) Guaranteed by Federal Home Loan Mortgage Corporation	9,095,000

850,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B, 0.20%, 07/01/17 (2) LOC Branch Banking & Trust Company	850,000

4,900,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006, 0.31%, 07/01/26 (2) LOC Branch Banking And Trust Company	4,900,000

10,000,000	HEFA of the State of Missouri, MO Health Facilities RB (Lutheran Senior Services) – Series 2008, 0.12%, 02/01/39 LOC PNC Bank, N.A.	10,000,000

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008, 0.12%, 07/01/41 Guaranteed by Federal Home Loan Mortgage Corporation	7,400,000

1,730,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) – Series 1998, 0.22%, 11/01/28 (2) LOC Federal Home Loan Bank	1,730,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,135,000	Howard County, MD RB (Glenelg Country School, Inc. Facility) – Series 2008, 0.12%, 07/01/33 LOC PNC Bank, N.A.	$3,135,000

5,200,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007, 0.18%, 04/01/35 LOC Northern Trust Bank	5,200,000

2,400,000	Irvine Ranch Water District, CA Consolidated GO’s of Improvement District Nos 105, 140, 240 & 250 – Series 1995, 0.10%, 01/01/21 LOC Sumitomo Mitsui Banking Corp	2,400,000

1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995, 0.14%, 11/01/25 (2) LOC Bank of Nova Scotia	1,700,000

24,500,000	Long Island Power Authority Electric System General, NY RB Series 2012D, 0.11%, 12/01/29 LOC TD Bank, N.A.	24,500,000

600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C, 0.11%, 02/15/38	600,000

1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) – Series 2001 Subseries 2001A, 0.13%, 11/01/29	1,440,000

406,000	Marion County, FL IDA MHRB (Chamber at Pinecastle Project) – Series 2002, 0.12%, 11/15/32 Guaranteed by Federal National Mortgage Association	406,000

1,085,000	Michigan Strategic Fund Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994, 0.24%, 10/01/14 (2) LOC PNC Bank, N.A.	1,085,000

4,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2010G, 0.13%, 11/01/35	4,000,000

6,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2011C, 0.13%, 11/01/35	6,000,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$11,600,000	MTA Dedicated Fund Tax, NY RB Series 2008 Subseries 2008 B-1, 0.11%, 11/01/34 LOC Bank of Nova Scotia	$11,600,000

10,675,000	MTA Dedicated Tax Fund Refunding Bonds – Series 2008A Subseries 2008A-2, 0.12%, 11/01/31 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	10,675,000

9,000,000	MTA Transportation RB – Series 2005 D-2, 0.15%, 11/01/35 LOC Landesbank Hessen-Thuringen Girozentrale	9,000,000

9,700,000	Narragansett Bay Commission Wastewater System, RI RRB 2008 Series A, 0.13%, 09/01/34 LOC U.S. Bank, N.A.	9,700,000

3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007, 0.15%, 10/01/37 (2) Guaranteed by Federal Home Loan Mortgage Corporation	3,450,000

1,835,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A, 0.15%, 10/01/30 (2) LOC Federal Home Loan Bank	1,835,000

2,700,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) – Series 2006, 0.27%, 04/01/26 LOC National Bank of Canada	2,700,000

2,470,000	New York City HDC Multi-Family Mortgage RB (Sons of Italy Apartments) – 2008 Series A, 0.12%, 02/01/49 LOC Wells Fargo, N.A.	2,470,000

3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A, 0.12%, 09/15/28 (2) Collateralized by Federal National Mortgage Association	3,500,000

5,000,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A, 0.13%, 01/01/36 (2) LOC Citibank, N.A.	5,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,900,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project), 0.14%, 03/01/34 LOC TD Bank, N.A.	$3,900,000

1,000,000	New York City NY GO Series 1994 A-9, 0.11%, 08/01/18 LOC JPMorgan Chase Bank, N.A.	1,000,000

15,900,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3, 0.11%, 11/01/29 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	15,900,000

4,575,000	New York City, NY Adjustable Rate Subseries A-6, 0.14%, 08/01/19 LOC Landesbank Hessen-Thuringen Girozentrale	4,575,000

2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A, 0.13%, 03/01/38 (2) Guaranteed by Federal Home Loan Mortgage Corporation	2,900,000

5,200,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004, 0.14%, 12/01/39 LOC Lloyds TSB Bank PLC	5,200,000

1,200,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A, 0.12%, 07/01/29	1,200,000

1,245,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009, 0.12%, 01/01/39 LOC TD Bank, N.A.	1,245,000

10,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison company of New York, Inc. Project) – Series 2005A-3, 0.13%, 05/01/39 LOC Mizuho Corporate Bank Ltd	10,480,000

5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A, 0.14%, 11/01/36 LOC Landesbank Hessen Thuringen Girozentrale	5,000,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) – 2003 Series A, 0.10%, 05/01/35	$5,000,000

2,900,000	New York State Housing Finance Agency RB (80 Dekalb Avenue Housing) – Series 2009B, 0.11%, 05/01/42 LOC Wells Fargo, N.A.	2,900,000

3,750,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.12%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	3,750,000

3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.16%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	3,900,000

3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) – Series 2011A-2, 0.12%, 05/01/45 LOC Wells Fargo, N.A.	3,100,000

10,900,000	New York State Housing Finance Agency (388 Bridge Street Housing RB) – 2012 Series A, 0.12%, 05/01/46 LOC Manufacturers and Trader Trust Company	10,900,000

2,550,000	Oneida County Industrial Development Agency Civic Facility, NY RB (St. Elizabeth Medical Center Facility) – Series 2006A, 0.13%, 06/01/26 LOC HSBC Bank USA, N.A.	2,550,000

1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E, 0.12%, 06/01/25 Collateralized by Federal National Mortgage Association	1,000,000

3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995, 0.16%, 05/01/25 LOC Northern Trust Bank	3,500,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,100,000	Pennsylvania EDFA EDRB (Joseph R & Nancy L DelSignore Project) – 2005 Series B-2, 0.18%, 08/01/30 (2) LOC PNC Bank, N.A.	$2,100,000

3,000,000	Pittsburg, CA Redevelopment Agency (Los Medanos Community Development Project) – 2004 Series A, 0.15%, 09/01/35 LOC State Street Bank & Trust Company/California State Teachers Retirement System	3,000,000

7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project), 0.12%, 09/01/36 LOC Farm Credit Service of America / AgriBank Farm Credit Bank	7,800,000

800,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003, 0.21%, 01/01/17 (2) LOC Branch Banking And Trust Company	800,000

2,210,000	South Carolina State Jobs EDA RB (Diversified Coating Systems, Inc Project) – Series 2002, 0.21%, 04/01/17 (2) LOC Branch Banking And Trust Company	2,210,000

5,470,000	State of California GO (Kindergarten University public education Facilities) – Series 2004-A3 , 0.11%, 05/01/34 LOC State Street Bank & Trust Company/California State Teachers Retirement System	5,470,000

1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B, 0.18%, 07/01/37 LOC Bank of America, N.A.	1,800,000

1,900,000	State of Connecticut HEFA RB (Yale – New Haven Hospital Issue) – Series K-1, 0.14%, 07/01/25 LOC JPMorgan Chase Bank, N.A.	1,900,000

6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2, 0.10%, 07/01/29	6,100,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1, 0.09%, 07/01/33	$5,500,000

3,700,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006, 0.11%, 12/01/36 LOC U.S. Bank, N.A.	3,700,000

800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999, 0.18%, 12/01/19 Guaranteed by Federal Home Loan Mortgage Corporation	800,000

1,500,000	Sweetwater County Pollution Control Revenue Refunding Bonds, WY (PacificCorp Projects) – Series 1988B, 0.16%, 01/01/14 LOC Barclay Bank PLC	1,500,000

2,235,000	The City of New York Fiscal 2004 Series H-4, 0.14%, 03/01/34 LOC Bank of New York Mellon, N.A.	2,235,000

13,000,000	The City of New York GO Bonds, Fiscal 2012 Series D Subseries D-3, 0.14%, 10/01/39 LOC Bank of New York Mellon, N.A.	13,000,000

900,000	The City of New York GO Bonds, Fiscal 2008 Series J-6, 0.19%, 08/01/24 LOC Landesbank Hessen-Thuringen Girozentrale	900,000

2,400,000	The City of New York GO Bonds, Fiscal 2008 Series L-4, 0.13%, 04/01/38 LOC U.S. Bank, N.A.	2,400,000

6,900,000	The City of New York GO Bonds, Fiscal 1994 Subseries E-2, 0.14%, 08/01/20 LOC JPMorgan Chase Bank, N.A.	6,900,000

6,900,000	The City of New York GO Bonds, Fiscal 2012 Series G Subseries G-4, 0.13%, 04/01/42 LOC PNC, N.A.	6,900,000

8,900,000	The City of New York GO Bonds, Fiscal 2013 Series A Subseries A-3, 0.14%, 10/01/40 LOC Mizuho Corporate Bank Ltd.	8,900,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,360,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007, 0.15%, 01/01/37 LOC PNC Bank, N.A	$3,360,000

4,500,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) – Series 2006, 0.12%, 04/01/26 LOC Wells Fargo Bank, N.A.	4,500,000

3,200,000	Three Valleys Municipal Water District, NY COP (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities Projects), 0.14%, 11/01/14 LOC Wells Fargo Bank, N.A.	3,200,000

1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998, 0.16%, 10/01/13 (2) LOC Bank of New York Mellon, N.A.	1,500,000

6,295,000	Triborough Bridge and Tunnel Authority RB Series 2001B, 0.11%, 01/01/32 LOC State Street Bank & Trust Company	6,295,000

4,700,000	The Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) – 2008A-2, 0.13%, 12/01/35 LOC Bank of New York Mellon, N.A.	4,700,000

7,095,000	The Trust for Cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) – Series 2010A, 0.12%, 12/01/29 LOC Bank of America, N.A.	7,095,000

160,000	University of North Carolina at Chapel Hill RB – Series 2001B, 0.10%, 12/01/25	160,000

920,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) – Series 2003-A, 0.24%, 06/01/25 (2) LOC Bank of America, N.A.	920,000

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) – Series 2006, 0.14%, 12/15/40 (2) Guaranteed by Federal National Mortgage Association	2,700,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,455,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006, 0.12%, 07/01/31 LOC BMO Harris Bank N.A.	$3,455,000

462,736,000	Total Tax Exempt Variable Rate Demand Instruments	462,736,000

	Total Investments (101.17%) (cost $613,199,674†)	613,199,674
	Liabilities in excess of cash and other assets (-1.17%)	(7,076,457)

	Net Assets (100.00%)	$606,123,217

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(2)	Security subject to alternative minimum tax.

KEY:

BOCES	= Board of Cooperative Educational Services
BAN	= Bond Anticipation Note
COP	= Certificates of Participation
CSD	= Central School District
EDA	= Economic Development Authority
EDFA	= Economic Development Finance Authority
EDRB	= Economic Development Revenue Bond
GO	= General Obligation
HEFA	= Health and Education Facilities Authority
HDC	= Housing Development Corporation
HFA	= Housing Finance Authority
HFC	= Housing Finance Commission
IDA	= Industrial Development Authority
IDC	= Industrial Development Corporation
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
MTA	= Metropolitan Transportation Authority
PCFA	= Pollution Control Finance Authority
RAN	= Revenue Anticipation Note
RB	= Revenue Bond
ROC	= Reset Option Certificates
RRB	= Revenue Refunding Bonds
TAN	= Tax Anticipation Note

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2013 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$484,821,000	79.06%
31 through 60 Days	47,646,984	7.77
61 through 90 Days	46,288,476	7.55
91 through 120 Days	21,273,651	3.47
121 through 180 Days	2,053,869	0.34
181 through 397 Days	11,115,694	1.81
Total	$613,199,674	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)

States	Value	% of Portfolio
California	$19,070,000	3.11%
Colorado	3,000,000	0.49
Connecticut	16,000,000	2.61
Florida	10,521,000	1.72
Georgia	19,815,000	3.23
Illinois	2,420,000	0.39
Iowa	5,200,000	0.85
Kentucky	27,580,000	4.50
Louisiana	1,380,000	0.22
Maryland	25,220,000	4.11
Michigan	4,445,000	0.72
Mississippi	10,000,000	1.63
Missouri	10,000,000	1.63
Nebraska	2,760,000	0.45
Nevada	5,285,000	0.86
New Jersey	2,700,000	0.44
New York	349,618,674	57.02
North Carolina	960,000	0.16
Ohio	6,055,000	0.99
Pennsylvania	8,210,000	1.34
Puerto Rico	7,765,000	1.27
Rhode Island	9,700,000	1.58
South Carolina	2,210,000	0.36
Tennessee	20,450,000	3.34
Texas	1,440,000	0.23
Virginia	3,100,000	0.51
Washington	2,700,000	0.44
West Virginia	1,815,000	0.30
Wisconsin	20,685,000	3.37
Wyoming	1,500,000	0.24
Other Territories	11,595,000	1.89
Total	$613,199,674	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund RNT Natixis Liquid Prime Portfolio Schedule of Investments March 31, 2013

Face Amount	Security Description	Value (Note 1)

COMMERCIAL PAPER (4.80%)

$7,000,000	Societe Generale S.A., 0.37%, 07/02/13	$6,993,381

7,000,000	Commercial Paper	6,993,381

EURODOLLAR CERTIFICATES OF DEPOSIT (4.81%)

$7,000,000	National Australia Bank Ltd., 0.26%, 10/18/13 (1)	$7,000,000

7,000,000	Total Eurodollar Certificates of Deposit	7,000,000

FLOATING RATE SECURITIES (6.87%)

$10,000,000	Canadian Imperial Bank of Commerce, 0.46%, 08/29/13 (2)	$10,000,330

10,000,000	Total Floating Rate Securities	10,000,330

REPURCHASE AGREEMENTS (39.57%)

$36,000,000	BNY Mellon Capital Markets, LLC, 0.24%, dated 03/28/13, due 04/01/13, repurchase proceeds at maturity $36,000,960 (Collateralized by FHLMC, 2.50% to 6.00%, due 10/01/18 to 03/01/43, value $14,241,228, FNMA, 2.50% to 6.50%, due 08/01/22 to 04/01/43, value $21,938,801, GNMA, 3.00% to 5.00%, due 10/15/40 to 08/20/42, value $539,971)	$36,000,000

21,600,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 03/28/13 due 04/01/13, repurchase proceeds at maturity $21,600,336 (Collateralized by GNMA, 3.50% to 5.00%, due 04/15/38 to 11/20/42, value $22,032,001)	21,600,000

57,600,000	Total Repurchase Agreements	57,600,000

TIME DEPOSIT (19.23%)

$7,000,000	BNP Paribas S.A., 0.09%, 04/01/13	$7,000,000

7,000,000	Credit Agricole S.A., 0.18% 04/01/13	7,000,000

7,000,000	National Bank of Kuwait, 0.12% 04/01/13	7,000,000

7,000,000	Royal Bank of Canada, 0.08% 04/01/13	7,000,000

28,000,000	Total Time Deposit	28,000,000

Face Amount	Security Description	Value (Note 1)

YANKEE CERTIFICATES OF DEPOSIT (24.73%)

$7,000,000	Bank of Nova Scotia, 0.32%, 02/13/14	$7,000,000

7,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.33%, 12/20/13	7,000,000

7,000,000	China Construction Bank Corp., 0.22%, 04/04/13	7,000,000

7,000,000	Norinchukin Bank, 0.38%, 07/08/13	7,000,000

8,000,000	Toronto Dominion Bank, 0.33%, 11/07/13	8,000,000

36,000,000	Total Yankee Certificates of Deposit	36,000,000

	Total Investments (100.01%) (cost $145,593,711†)	145,593,711
	Liabilities in excess of cash and other assets (-0.01%)	(13,845)

	Net Assets (100.00%)	$145,579,866

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

(1)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.06%.

(2)	The interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$92,600,000	63.60%
31 through 60 Days	0	0
61 through 90 Days	0	0
91 through 120 Days	13,993,381	9.61
121 through 180 Days	10,000,330	6.87
181 through 397 Days	29,000,000	19.92
Total	$145,593,711	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities March 31, 2013

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Assets
Investments in securities, at amortized cost (Note 1)	$2,880,605,905	$317,266,465	$675,147,642	$613,199,674	$87,993,711
Repurchase agreements	865,000,000	870,000,000	845,000,000	—	57,600,000
Cash	258,972	42,267	246,879	—	22,507
Accrued interest receivable	601,550	1,803,352	126,159	560,711	26,011
Prepaid expenses	144,111	79,881	53,791	43,537	13,055

Total assets	3,746,610,538	1,189,191,965	1,520,574,471	613,803,922	145,655,284

: Liabilities
Payable to affiliates (Note 2)	643,612	93,946	190,298	64,539	10,368
Due to custodian	—	—	—	7,468,580	—
Accrued expenses	490,906	164,081	176,419	146,244	59,612
Dividends payable	15,036	—	3,724	1,342	5,438

Total liabilities	1,149,554	258,027	370,441	7,680,705	75,418

Net assets	$3,745,460,984	$1,188,933,938	$1,520,204,030	$606,123,217	$145,579,866

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$3,745,590,529	$1,188,927,262	$1,520,217,621	$606,122,858	$145,562,587
Accumulated undistributed net investment income	—	—	4,987	—	—
Accumulated net realized gain (loss)	(129,545)	6,676	(18,578)	359	17,279

Net assets	$3,745,460,984	$1,188,933,938	$1,520,204,030	$606,123,217	$145,579,866

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$281,202,827	281,208,532	$1.00	$576,142,384	576,128,803	$1.00
Institutional Service Shares	$64,480,738	64,482,046	$1.00	$163,521,487	163,517,632	$1.00
Investor Shares	$146,717,986	146,720,962	$1.00	$208,916,452	208,911,527	$1.00
Investor Service Shares	$270,943,729	270,949,225	$1.00	$152,798,864	152,795,261	$1.00
Retail Shares	$902,309,615	902,327,919	$1.00	$87,554,751	87,552,688	$1.00
Advantage Shares	$1,796,984,464	1,797,020,916	$1.00	—	—	—
Xpress Shares	$282,821,625	282,827,362	$1.00	—	—	—

Total	$3,745,460,984	3,745,536,962		$1,188,933,938	1,188,905,911

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$22,663,310	22,664,158	$1.00	$5,268,777	5,270,679	$1.00
Institutional Service Shares	$127,420,605	127,425,377	$1.00	$3,075,914	3,077,023	$1.00
Investor Service Shares	—	—	—	$51,870,087	51,888,805	$1.00
Retail Shares	$319,699,342	319,711,315	$1.00	$234,728,788	234,813,496	$1.00
Advantage Shares	$1,050,420,773	1,050,460,110	$1.00	$311,179,651	311,291,949	$1.00

Total	$1,520,204,030	1,520,260,960		$606,123,217	606,341,952

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value
Treasurer Shares	$141,565,392	141,548,590	$1.00
Liquidity Shares	$4,014,474	4,013,997	$1.00

Total	$145,579,866	145,562,587

The accompanying notes are an integral part of these financial statements.

Statements of Operations Year Ended March 31, 2013

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio		Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Investment Income
INCOME:
Interest	$11,345,901		$2,221,737		$3,366,044		$1,143,459	$775,142

EXPENSES: (NOTE 2)
Investment management fee	4,529,732		1,591,366		1,643,707		571,947	164,844
Administration fee	1,887,388		663,069		684,878		238,311	54,948
Shareholder servicing fee (Institutional Service Shares)	177,728		536,241		222,869		3,220	—
Shareholder servicing fee (Investor Shares)	406,936		437,745		—		—	—
Shareholder servicing fee (Investor Service Shares)	609,798		385,589		—		101,484	—
Shareholder servicing fee (Retail Shares)	2,160,475		181,064		751,674		515,580	—
Shareholder servicing fee (Advantage Shares)	4,191,684		—		2,412,759		558,110	—
Shareholder servicing fee (Xpress Shares)	679,101		—		—		—	—
Shareholder servicing fee (Treasurer Shares)	—		—		—		—	81,218
Shareholder servicing fee (Liquidity Shares)	—		—		—		—	2,407
Distribution fee (Investor Shares)	325,549		350,196		—		—	—
Distribution fee (Investor Service Shares)	1,097,637		694,060		—		182,672	—
Distribution fee (Retail Shares)	5,617,234		470,767		1,954,352		1,340,508	—
Distribution fee (Advantage Shares)	12,575,053		—		7,238,278		1,674,329	—
Distribution fee (Xpress Shares)	2,037,304		—		—		—	—
Custodian	168,725		64,676		63,850		23,378	27,443
Shareholder servicing and related shareholder	1,146,935	(a)	442,544	(b)	219,379	(c)	207,766 (d)	63,546	(e)
Legal, compliance and filing fees	707,161		177,816		137,404		99,491	21,935
Audit and accounting	311,285		165,029		153,060		124,807	95,724
Trustees’ fees and expenses	318,276		118,975		115,688		39,581	25,508
Others	89,641		34,643		30,894		16,490	12,687

Total expenses	39,037,642		6,313,780		15,628,792		5,697,674	550,260
Less: Earnings Credits (Notes 2 and 4)	—		—		—		(73)	—
Less: Fees waived (Note 2)	(28,676,856)		(4,208,431)		(12,406,396)		(4,638,888)	(323,043)

Net expenses	10,360,786		2,105,349		3,222,396		1,058,713	227,217

Net investment income	985,115		116,388		143,648		84,746	547,925

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,333,095		9,254		52,089		867	52,256

Increase in net assets from operations	$2,318,210		$125,642		$195,737		$85,613	$600,181

(a)	Includes class specific transfer agency expenses of $100,186, $11,664, $88,133, $131,549 and $457,154 for the Institutional, Institutional Service, Investor, Investor Service and Retail Shares, respectively.
(b)	Includes class specific transfer agency expenses of $141,917, $43,394, $87,690, $78,112 and $35,542 for the Institutional, Institutional Service, Investor, Investor Service and Retail Shares, respectively.
(c)	Includes class specific transfer agency expenses of $3,675, $16,919 and $169,122 for the Institutional, Institutional Service and Retail Shares, respectively.
(d)	Includes class specific transfer agency expenses of $1,057, $257, $23,151 and $106,495 for the Institutional, Institutional Service, Investor Service and Retail Shares, respectively.
(e)	Includes class specific transfer agency expenses of $56,716 and $807 for the Treasurer and Liquidity Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2013 and 2012

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	2013	2012	2013	2012

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$985,115	$1,013,315	$116,388	$38,251
Net realized gain (loss) on investments	1,333,095	229,094	9,254	(2,578)

Increase in net assets from operations	2,318,210	1,242,409	125,642	35,673

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(488,299)	(364,490)	(67,203)	(20,238)
Institutional Service Shares	(7,113)	(3,579)	(17,636)	(7,381)
Investor Shares	(16,284)	(8,656)	(13,831)	(5,563)
Investor Service Shares[1]	(24,399)	(16,008)	(12,227)	(4,227)
Retail Shares	(86,439)	(38,879)	(5,491)	(701)
Pinnacle Shares	—	(63,549)	—	(141)
Advantage Shares	(335,408)	(483,995)	—	—
Xpress Shares	(27,173)	(34,159)	—	—

Total dividends to shareholders	(985,115)	(1,013,315)	(116,388)	(38,251)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	—
Institutional Service Shares	—	—	—	—
Investor Shares	—	—	—	—
Investor Service Shares[1]	—	—	—	—
Retail Shares	—	—	—	—
Pinnacle Shares	—	—	—	—
Advantage Shares	—	—	—	—
Xpress Shares	—	—	—	—

Total dividends to shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(26,412,668)	79,624,230	(114,563,587)	217,569,326
Institutional Service Shares	(19,077,343)	(74,908,277)	(78,312,169)	17,883,842
Investor Shares	(20,192,823)	(24,962,108)	2,341,374	27,028,163
Investor Service Shares[1]	50,759,159	(131,694,741)	(2,338,181)	11,403,219
Retail Shares	79,621,917	(92,334,388)	58,306,776	14,340,670
Pinnacle Shares	—	(206,027,550)	—	(16,687,875)
Advantage Shares	247,705,688	(942,301)	—	—
Xpress Shares	(757,093)	6,740,754	—	—

Total capital share transactions	311,646,837	(444,504,381)	(134,565,787)	271,537,345

Total increase/(decrease)	312,979,932	(444,275,287)	(134,556,533)	271,534,767

NET ASSETS:
Beginning of year	3,432,481,052	3,876,756,339	1,323,490,471	1,051,955,704

End of year	$3,745,460,984	$3,432,481,052	$1,188,933,938	$1,323,490,471

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$—	$—

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2013 and 2012 (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	2013	2012	2013	2012

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$143,648	$101,338	$84,746	$79,033
Net realized gain (loss) on investments	52,089	1,897	867	835

Increase in net assets from operations	195,737	103,235	85,613	79,868

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(7,819)	(3,648)	(1,028)	(1,494)
Institutional Service Shares	(8,933)	(3,130)	(193)	—
Investor Service Shares[1]	—	—	(7,254)	(4,482)
Retail Shares	(30,144)	(15,172)	(36,558)	(12,130)
Advantage Shares	(96,752)	(79,388)	(39,713)	(60,927)

Total dividends to shareholders	(143,648)	(101,338)	(84,746)	(79,033)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	—
Institutional Service Shares	—	—	—	—
Investor Service Shares [1]	—	—	—	—
Retail Shares	—	—	—	—
Advantage Shares	—	—	—	—

Total dividends to shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(19,695,957)	10,138,282	58,827	38,183
Institutional Service Shares	65,217,878	(3,981,156)	3,077,023	—
Investor Service Shares[1]	—	—	(1,942,076)	3,412,991
Retail Shares	35,744,584	63,972,873	55,516,274	57,488,117
Advantage Shares	168,516,725	(338,274)	105,164,905	23,737,924

Total capital share transactions	249,783,230	69,791,725	161,874,953	84,677,215

Total increase/(decrease)	249,835,319	69,793,622	161,875,820	84,678,050

NET ASSETS:
Beginning of year	1,270,368,711	1,200,575,089	444,247,397	359,569,347

End of year	$1,520,204,030	$1,270,368,711	$606,123,217	$444,247,397

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$ —	$ —

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2013 and 2012 (Continued)

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
	2013	2012

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$547,925	$513,900
Net realized gain (loss) on investments	52,256	67

Increase in net assets from operations	600,181	513,967

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Treasurer	(541,642)	(391,817)
Liquidity	(6,283)	(122,083)

Total dividends to shareholders	(547,925)	(513,900)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Treasurer	(34,475)	—
Liquidity	(569)	—

Total dividends to shareholders	(35,044)	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Treasurer	(81,082,440)	91,128,401
Liquidity	6,737	4,007,260

Total capital share transactions	(81,075,703)	95,135,661

Total increase/(decrease)	(81,058,491)	95,135,728

NET ASSETS:
Beginning of year	226,638,357	131,502,629

End of year	$145,579,866	$226,638,357

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$ —	$ —

The accompanying notes are an integral part of these financial statements.

Financial Highlights

:	Daily Income Fund Money Market Portfolio

	Institutional Shares
	Years Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.001	0.001	0.001	0.003	0.024
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.001	0.001	0.003	0.024

Less dividends/distributions from:
Net investment income*	(0.001)	(0.001)	(0.001)	(0.003)	(0.024)
Net realized gain on investments*	—	—	—	—	(0.000)

Total distributions	(0.001)	(0.001)	(0.001)	(0.003)	(0.024)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.10%	0.08%	0.11%	0.29%	2.46%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$281,203	$307,495	$227,901	$221,078	$295,039
Ratio to average net assets:**
Net investment income	0.10%	0.07%	0.11%	0.26%	2.52%
Expenses (net of fees waived) (a)	0.20%	0.22%	0.25%	0.25%	0.22%
Management and administration fees waived	0.02%	0.01%	0.00%	0.01%	0.06%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.01%	0.00%	0.01%	0.01%
Expenses paid indirectly	—	—	—	—	0.00%

	Investor Service Shares[1]
	Years Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.017
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.017

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.017)
Net realized gain on investments*	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.017)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.00%	0.02%	1.71%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$270,944	$220,100	$351,736	$278,303	$262,237
Ratio to average net assets:**
Net investment income	0.01%	0.00%	0.00%	0.02%	1.71%
Expenses (net of fees waived) (a)	0.29%	0.28%	0.36%	0.52%	0.96%
Management and administration fees waived	0.02%	0.01%	0.00%	0.01%	0.06%
Shareholder servicing and distribution fees waived	0.66%	0.67%	0.62%	0.47%	0.03%
Transfer agency fees waived	0.00%	0.01%	0.00%	—	—
Expenses paid indirectly	—	—	—	—	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares
(a)	Includes expenses paid indirectly, if applicable

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.001	0.022	0.000	0.000	0.000	0.001	0.020
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.001	0.022	0.000	0.000	0.000	0.001	0.020

(0.000)	(0.000)	(0.000)	(0.001)	(0.022)	(0.000)	(0.000)	(0.000)	(0.001)	(0.020)
—	—	—	—	(0.000)	—	—	—	—	(0.000)

(0.000)	(0.000)	(0.000)	(0.001)	(0.022)	(0.000)	(0.000)	(0.000)	(0.001)	(0.020)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.00%	0.00%	0.12%	2.21%	0.01%	0.00%	0.00%	0.06%	2.01%

$64,481	$83,525	$158,401	$235,431	$199,697	$146,718	$166,845	$191,794	$215,983	$337,701

0.01%	0.00%	0.00%	0.09%	2.31%	0.01%	0.00%	0.00%	0.07%	1.96%
0.29%	0.28%	0.36%	0.42%	0.47%	0.29%	0.28%	0.36%	0.50%	0.68%
0.02%	0.01%	0.00%	0.01%	0.06%	0.02%	0.01%	0.00%	0.01%	0.06%
0.18%	0.21%	0.15%	0.09%	0.01%	0.41%	0.42%	0.37%	0.24%	0.04%
0.00%	0.00%	—	—	—	0.00%	0.01%	0.00%	—	—
—	—	—	—	0.00%	—	—	—	—	0.00%

Retail Shares
Years Ended March 31,
2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.016
0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.000	0.016

(0.000)	(0.000)	(0.000)	(0.000)	(0.016)
—	—	—	—	(0.000)

(0.000)	(0.000)	(0.000)	(0.000)	(0.016)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.00%	0.00%	0.01%	1.65%

$902,309	$822,368	$914,654	$1,051,014	$1,384,774

0.01%	0.00%	0.00%	0.01%	1.64%
0.29%	0.28%	0.36%	0.55%	1.02%
0.02%	0.01%	0.00%	0.01%	0.06%
0.86%	0.87%	0.83%	0.65%	0.14%
0.00%	0.01%	0.00%	—	—
—	—	—	—	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares
	Years Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.001	0.001	0.016
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.001	0.001	0.016

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.001)	(0.001)	(0.016)
Net realized gain on investments*	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.001)	(0.001)	(0.016)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	0.03%	0.05%	0.05%	1.63%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$1,796,984	$1,548,680	$1,549,602	$1,574,427	$1,704,903
Ratio to average net assets:**
Net investment income	0.02%	0.03%	0.05%	0.05%	1.70%
Expenses (net of fees waived) (a)	0.28%	0.26%	0.31%	0.49%	1.04%
Management and administration fees waived	0.02%	0.01%	0.00%	0.01%	0.06%
Shareholder servicing and distribution fees waived	0.92%	0.95%	0.93%	0.75%	0.17%
Expenses paid indirectly	—	—	—	—	0.00%

:	Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Years Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.001	0.010
Net realized and unrealized gain (loss) on investments*	0.000	(0.000)	0.000	—	—

Total from investment operations	0.000	0.000	0.000	0.001	0.010

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.001)	(0.010)
Net realized gain on investments*	—	—	(0.000)	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.001)	(0.010)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.00%	0.07%	0.97%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$576,142	$690,702	$473,133	$499,667	$526,947
Ratio to average net assets:**
Net investment income	0.01%	0.00%	0.00%	0.08%	0.93%
Expenses (net of fees waived) (a)	0.16%	0.11%	0.22%	0.21%	0.23%
Management and administration fees waived	0.06%	0.11%	0.03%	0.06%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.02%	0.01%	—
Expenses paid indirectly	—	—	—	—	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Includes expenses paid indirectly, if applicable

The accompanying notes are an integral part of these financial statements.

Xpress Shares
Years Ended March 31,
2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.014
0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.000	0.014

(0.000)	(0.000)	(0.000)	(0.000)	(0.014)
—	—	—	—	(0.000)

(0.000)	(0.000)	(0.000)	(0.000)	(0.014)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.02%	0.02%	1.40%

$282,822	$283,468	$276,727	$282,144	$271,167

0.01%	0.01%	0.02%	0.02%	1.40%
0.29%	0.28%	0.34%	0.53%	1.27%
0.02%	0.01%	0.00%	0.01%	0.06%
0.91%	0.93%	0.90%	0.71%	0.00%
—	—	—	—	0.00%

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.007	0.000	0.000	0.000	0.000	0.006
0.000	(0.000)	0.000	—	—	0.000	(0.000)	0.000	—	—

0.000	0.000	0.000	0.000	0.007	0.000	0.000	0.000	0.000	0.006

(0.000)	(0.000)	(0.000)	(0.000)	(0.007)	(0.000)	(0.000)	(0.000)	(0.000)	(0.006)
—	—	(0.000)	—	—	—	—	(0.000)	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.007)	(0.000)	(0.000)	(0.000)	(0.000)	(0.006)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.00%	0.00%	0.01%	0.75%	0.01%	0.00%	0.00%	0.00%	0.65%

$163,522	$241,833	$223,950	$251,926	$233,270	$208,916	$206,573	$179,546	$198,429	$212,706

0.01%	0.00%	0.00%	0.01%	0.83%	0.01%	0.00%	0.00%	0.00%	0.68%
0.16%	0.10%	0.22%	0.26%	0.44%	0.16%	0.11%	0.22%	0.27%	0.55%
0.06%	0.11%	0.03%	0.06%	0.03%	0.06%	0.11%	0.03%	0.06%	0.03%
0.25%	0.25%	0.25%	0.19%	0.03%	0.45%	0.45%	0.45%	0.40%	0.15%
0.02%	0.02%	0.01%	0.01%	—	0.05%	0.05%	0.04%	0.03%	—
—	—	—	—	0.00%	—	—	—	—	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares[1]
	Year Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.005
Net realized and unrealized gain (loss) on investments*	0.000	(0.000)	0.000	—	—

Total from investment operations	0.000	0.000	0.000	0.000	0.005

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.005)
Net realized gain on investments*	—	—	(0.000)	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.005)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.00%	0.00%	0.51%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$152,799	$155,136	$143,733	$191,847	$188,138
Ratio to average net assets:**
Net investment income	0.01%	0.00%	0.00%	0.00%	0.54%
Expenses (net of fees waived) (b)	0.16%	0.11%	0.22%	0.27%	0.70%
Management and administration fees waived	0.06%	0.11%	0.03%	0.06%	0.03%
Shareholder servicing and distribution fees waived	0.70%	0.70%	0.70%	0.65%	0.26%
Transfer agency fees waived	0.05%	0.05%	0.05%	0.03%	—
Expenses paid indirectly	—	—	—	—	0.00%

:	Daily Income Fund U.S. Government Portfolio

	Institutional Shares[2]
	Year Ended March 31,			For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008
	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income*	0.001	0.000	0.000	0.002		0.012
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	—		(0.000)

Total from investment operations	0.001	0.000	0.000	0.002		0.012

Less dividends/distributions from:
Net investment income*	(0.001)	(0.000)	(0.000)	(0.002)		(0.012)
Net realized gain on investments*	—	—	—	—		—

Total distributions	(0.001)	(0.000)	(0.000)	(0.002)		(0.012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN	0.05%	0.01%	0.04%	0.17%	(a)	1.24%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$22,663	$42,357	$32,219	$90,506		$-0-
Ratio to average net assets:**
Net investment income	0.05%	0.01%	0.04%	0.17%	(c)	1.76%	(c)
Expenses (net of fees waived)	0.20%	0.20%	0.25%	0.25%	(c)	0.25%	(c)
Management and administration fees waived	0.01%	0.03%	0.00%	0.02%	(c)	0.05%	(c)
Shareholder Servicing and Distribution fees waived	—	—	—	—		—
Transfer agency fees waived	0.02%	0.02%	—	—		—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares
[2]	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares
Year Ended March 31,
2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.005
0.000	(0.000)	0.000	—	—

0.000	0.000	0.000	0.000	0.005

(0.000)	(0.000)	(0.000)	(0.000)	(0.005)
—	—	(0.000)	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.005)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.00%	0.00%	0.00%	0.46%

$87,555	$29,246	$14,906	$23,249	$10,410

0.01%	0.00%	0.00%	0.00%	0.46%
0.16%	0.11%	0.22%	0.25%	0.73%
0.06%	0.11%	0.03%	0.06%	0.03%
0.90%	0.90%	0.90%	0.87%	0.44%
0.05%	0.05%	0.05%	0.02%	—
—	—	—	—	0.00%

Institutional Service Shares					Retail Shares

Years Ended March 31,					Years Ended March 31,
2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.001	0.012	0.000	0.000	0.000	0.000	0.007
0.000	0.000	0.000	—	(0.000)	0.000	0.000	0.000	—	(0.000)

0.000	0.000	0.000	0.001	0.012	0.000	0.000	0.000	0.000	0.007

(0.000)	(0.000)	(0.000)	(0.001)	(0.012)	(0.000)	(0.000)	(0.000)	(0.000)	(0.007)
—	—	—	—	—	—	—	—	—	—

(0.000)	(0.000)	(0.000)	(0.001)	(0.012)	(0.000)	(0.000)	(0.000)	(0.000)	(0.007)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.00%	0.00%	0.09%	1.23%	0.01%	0.00%	0.00%	0.01%	0.71%

$127,421	$62,202	$66,183	$73,383	$283	$319,699	$283,942	$219,973	$189,069	$208,912

0.01%	0.00%	0.00%	0.00%	1.35%	0.01%	0.01%	0.00%	0.00%	0.60%
0.23%	0.20%	0.28%	0.30%	0.47%	0.23%	0.20%	0.28%	0.48%	0.99%
0.01%	0.03%	0.00%	0.02%	0.05%	0.01%	0.03%	0.00%	0.02%	0.05%
0.23%	0.25%	0.22%	0.20%	—	0.90%	0.90%	0.89%	0.70%	0.17%
0.01%	0.02%	0.00%	—	—	0.02%	0.04%	0.01%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Years Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.007
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	—	(0.000)

Total from investment operations	0.000	0.000	0.000	0.000	0.007

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.007)
Net realized gain on investments*	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.007)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.01%	0.02%	0.70%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$1,050,421	$881,868	$882,200	$867,087	$970,310
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.01%	0.01%	0.66%
Expenses (net of fees waived)	0.24%	0.19%	0.27%	0.47%	0.99%
Management and administration fees waived	0.01%	0.03%	0.00%	0.02%	0.05%
Shareholder Servicing & Distribution fees waived	0.96%	1.00%	0.95%	0.76%	0.21%

:	Daily Income Fund Municipal Portfolio

	Institutional Shares

	Years Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.002	0.004	0.019
Net realized and unrealized gain (loss) on investments*	0.000	0.000	(0.000)	0.000	0.000

Total from investment operations	0.000	0.000	0.002	0.004	0.019

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.002)	(0.004)	(0.019)
Net realized gain on investments*	—	—	(0.000)	(0.000)	—

Total distributions	(0.000)	(0.000)	(0.002)	(0.004)	(0.019)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	0.03%	0.19%	0.42%	1.96%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$5,269	$5,209	$5,171	$25,344	$4,061
Ratio to average net assets:**
Net investment income	0.02%	0.03%	0.22%	0.27%	1.93%
Expenses (net of fees waived) (b)	0.22%	0.25%	0.25%	0.25%	0.23%
Management and administration fees waived	0.03%	0.03%	0.05%	0.07%	0.10%
Shareholder Servicing and Distribution fees waived	—	—	—	—	—
Transfer Agency Account fees waived	0.02%	0.01%	—	—	—
Expenses paid indirectly	0.00%	0.00%	0.00%	—	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized
[1]	Shares were fully liquidated on December 22, 2009 and became active on November 2, 2012.
[2]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares[1]					Investor Service Shares[2]
For the period November 2, 2012 through March 31, 2013		For the period April 1, 2009 through December 21, 2009		Year Ended March 31,	Years Ended March 31,
				2009	2013	2012	2011	2010	2009

$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.002		0.017	0.000	0.000	0.000	0.001	0.014
0.000		0.000		0.000	0.000	0.000	(0.000)	0.000	0.000

0.000		0.002		0.017	0.000	0.000	0.000	0.001	0.014

(0.000)		(0.002)		(0.017)	(0.000)	(0.000)	(0.000)	(0.001)	(0.014)
—		(0.000)		—	—	—	(0.000)	(0.000)	—

(0.000)		(0.002)		(0.017)	(0.000)	(0.000)	(0.000)	(0.001)	(0.014)

$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.18%	(a)	1.70%	0.02%	0.01%	0.00%	0.06%	1.39%

$3,076		$-0-		$249	$51,870	$53,804	$50,387	$45,068	$60,907

0.01%	(c)	0.26%	(c)	1.69%	0.02%	0.01%	0.00%	0.05%	1.41%
0.18%	(c)	0.50%	(c)	0.48%	0.23%	0.27%	0.44%	0.61%	0.78%
0.03%	(c)	0.07%	(c)	0.10%	0.03%	0.03%	0.05%	0.07%	0.10%
0.25%	(c)	—		—	0.70%	0.03%	—	—	—
0.02%	(c)	0.00%	(c)	0.00%	0.05%	0.69%	0.54%	0.37%	0.17%
0.00%	(c)	—		0.00%	0.00%	0.00%	0.00%	—	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Years Ended March 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.011
Net realized and unrealized gain (loss) on investments*	0.000	0.000	(0.000)	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.011

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.011)
Net realized gain on investments*	—	—	(0.000)	(0.000)	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.011)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	0.01%	0.00%	0.04%	1.15%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$234,729	$179,209	$121,734	$152,582	$151,745
Ratio to average net assets:**
Net investment income	0.02%	0.01%	0.00%	0.02%	1.13%
Expenses (net of fees waived) (b)	0.22%	0.27%	0.45%	0.61%	1.02%
Management and administration fees waived	0.03%	0.03%	0.05%	0.07%	0.10%
Shareholder Servicing and Distribution fees waived	0.90%	0.89%	0.74%	0.56%	0.13%
Transfer Agency fees waived	0.05%	0.03%	—	0.01%	—
Expenses paid indirectly	0.00%	0.00%	0.00%	—	0.00%

:	Daily Income Fund RNT Natixis Liquid Prime Portfolio

	Treasurer Shares				Liquidity Shares
	Year Ended March 31,		Commencement of Operations December 1, 2010 through March 31, 2011		Year Ended March 31,		Commencement of Operations November 30, 2010 through March 31, 2011
	2013	2012			2013	2012
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.002	0.002	0.000		0.002	0.001	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	—		0.000	0.000	—

Total from investment operations	0.002	0.002	0.000		0.002	0.001	0.000

Less dividends/distributions from:
Net investment income*	(0.002)	(0.002)	(0.000)		(0.002)	(0.001)	(0.000)
Net realized gain on investments*	(0.000)	—	—		(0.000)	—	—

Total distributions	(0.002)	(0.002)	(0.000)		(0.002)	(0.001)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.21%	0.17%	0.05%	(a)	0.17%	0.13%	0.05%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$141,565	$222,631	$131,503		$4,015	$4,007	$-0-
Ratio to average net assets:**
Net investment income	0.20%	0.19%	0.15%	(c)	0.16%	0.12%	0.14%	(c)
Expenses (net of fees waived and expense reimbursed) (b)	0.08%	0.06%	0.06%	(c)	0.13%	0.09%	0.08%	(c)
Management and administration fees waived	0.08%	0.08%	0.08%	(c)	0.08%	0.08%	0.08%	(c)
Shareholder Servicing fees waived	0.03%	0.03%	0.03%	(c)	0.03%	0.05%	0.06%	(c)
Transfer Agency fees waived	0.01%	0.02%	0.02%	(c)	0.00%	0.00%	0.01%	(c)
Expenses reimbursed	—	—	0.18%	(c)	—	—	0.18%	(c)

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Advantage Shares
Years Ended March 31,
2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.001	0.001	0.011
0.000	0.000	(0.000)	0.000	(0.000)

0.000	0.000	0.001	0.001	0.011

(0.000)	(0.000)	(0.001)	(0.001)	(0.011)
—	—	(0.000)	(0.000)	—

(0.000)	(0.000)	(0.001)	(0.001)	(0.011)

$1.00	$1.00	$1.00	$1.00	$1.00

0.02%	0.03%	0.05%	0.08%	1.12%

$311,179	$206,025	$182,277	$212,071	$186,442

0.02%	0.03%	0.05%	0.05%	1.12%
0.22%	0.25%	0.40%	0.57%	1.04%
0.03%	0.03%	0.05%	0.07%	0.10%
1.00%	0.99%	0.83%	0.66%	0.16%
—	—	—	—	—
0.00%	0.00%	0.00%	—	0.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Notes to the Financial Statements

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service (formerly Short Term Income), and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Advantage and Xpress shares, the U.S. Government and Municipal Portfolios include the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares. Commencement of operations, or the most recent re-activation, for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006	Not Offered (“N/O”)
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	November 1, 2012	N/O
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A	N/O
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007	N/O
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006	N/O
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006	N/O
Xpress shares	June 20, 2007	N/O	N/O	N/O	N/O
Treasurer shares	N/O	N/O	N/O	N/O	December 1, 2010
Liquidity shares	N/O	N/O	N/O	N/O	November 30, 2010

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2013, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Daily Income Fund Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended March 31, 2013, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at March 31, 2013, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a Corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays an investment management fee to the Manager at the annual rate of 0.12% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays an investment management fee to the Manager at the annual rate of 0.06% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays to the Manager an annual fee of 0.05% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays to the Manager an annual fee of 0.02% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Treasurer Shares	0.03%	-0-
Liquidity Shares	0.06%	-0-

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

As of March 31, 2013, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees/Manager	$407,932	$93,946	$152,238	$44,539	$-0-
Administration fees/Manager	71,983	-0-	38,060	20,000	2,800
Shareholder servicing fees/Distributor	106,043	-0-	-0-	-0-	3,835
Transfer agency fees/TA	57,654	-0-	-0-	-0-	3,733

Total	$643,612	$93,946	$190,298	$64,539	$10,368

For the year ended March 31, 2013, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees	$-0-	$230,019	$-0-	$72,809	$164,844
Administration fees	814,955	537,793	165,200	75,791	43,946
Shareholder servicing fees – Institutional Service shares	125,789	536,241	205,637	3,220	N/O
Shareholder servicing fees – Investor shares	337,733	437,745	N/A	N/A	N/O
Shareholder servicing fees – Investor Service shares	510,387	385,589	N/A	101,484	N/O
Shareholder servicing fees – Retail shares	1,803,904	181,064	744,979	515,580	N/O
Shareholder servicing fees – Advantage shares	2,854,190	N/O	2,049,629	551,756	N/O
Shareholder servicing fees – Xpress shares	432,228	N/O	N/O	N/O	N/O
Shareholder servicing fees – Treasurer shares	N/O	N/O	N/O	N/O	73,163
Shareholder servicing fees – Liquidity shares	N/O	N/O	N/O	N/O	1,075
Distribution fees – Investor shares	325,549	350,196	N/A	N/A	N/O
Distribution fees – Investor Service shares	1,097,637	694,060	N/A	182,672	N/O
Distribution fees – Retail shares	5,617,234	470,767	1,954,352	1,340,508	N/O
Distribution fees – Advantage shares	12,575,053	N/O	7,213,278	1,674,329	N/O
Distribution fees – Xpress shares	2,037,304	N/O	N/O	N/O	N/O
Transfer agency fees – Institutional shares	96,698	141,678	2,961	919	N/O
Transfer agency fees – Institutional Service shares	-0-	42,808	6,300	257	N/O
Transfer agency fees – Investor shares	6,795	87,369	N/A	N/A	N/O
Transfer agency fees – Investor Service shares	11,249	76,960	N/A	20,200	N/O
Transfer agency fees – Retail shares	30,151	36,142	64,060	99,363	N/O
Transfer agency fees – Treasurer shares	N/O	N/O	N/O	N/O	40,015
Transfer agency fees – Liquidity shares	N/O	N/O	N/O	N/O	-0-

Total	$28,676,856	$4,208,431	$12,406,396	$4,638,888	$323,043

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”).

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	0.20%	0.20%	0.20%	0.30%	N/O
Institutional Service shares	0.47%	0.47%	0.47%	0.55%	N/O
Investor shares	0.65%	0.65%	N/A	N/A	N/O
Investor Service shares	0.95%	0.95%	N/A	0.86%	N/O
Retail shares	1.00%	1.00%	1.00%	1.10%	N/O
Treasurer shares	N/O	N/O	N/O	N/O	0.15%
Liquidity shares	N/O	N/O	N/O	N/O	0.18%

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $65,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $15,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,000, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional, Pinnacle, Treasurer and Liquidity shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the year ended March 31, 2013 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%	Amount		%
Institutional shares	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%	$131	0.00%	$	N/O
Institutional Service shares	14,188	0.02%	-0-	0.00%	11,498	0.01%	N/A			N/O
Investor shares	74,422	0.05%	-0-	0.00%	N/A		N/A			N/O
Investor Service shares	110,467	0.05%	-0-	0.00%	N/A		56	0.00%		N/O
Retail shares	401,071	0.05%	-0-	0.00%	85,967	0.03%	3,548	0.00%		N/O
Treasurer shares	N/O		N/O		N/O		N/O			14,016	0.01%
Liquidity shares	N/O		N/O		N/O		N/O			801	0.02%

Total	$600,148		$-0-		$97,465		$3,735			$14,817

Daily Dollar International, Ltd. (“DDI”), an affiliated fund, invested its excess cash in Daily Income Fund – RNT Natixis Liquid Prime Portfolio. For the year ended March 31, 2013, DDI invested an average of $96,544,132 and as of March 31, 2013 had an investment of $86,165,413. Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund – Money Market Portfolio – Institutional shares. For the year ended March 31, 2013, NGAM invested an average of $173,040,022 and as of March 31, 2013 had an investment of $14,774. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

As of March 31, 2013, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the year ended March 31, 2013, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Purchases	$-0-	$-0-	$-0-	$290,641,509	$-0-
Sales	-0-	-0-	-0-	66,480,000	-0-
Gains/(losses)	-0-	-0-	-0-	-0-	-0-

4: Compensating Balance Arrangement and Other Transactions

Pursuant to a Compensating Balance Agreement, the Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds in the account so the Bank or the Portfolio can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations. For the year ended March 31, 2013, expense offsets for the Municipal Portfolio was $73.

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest

At March 31, 2013, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions in capital stock, all at $1.00 per share were as follows:

MONEY MARKET PORTFOLIO	Year Ended March 31, 2013	Year Ended March 31, 2012
Institutional Shares
Sold	$4,595,936,712	$5,339,852,041
Issued on reinvestment of dividends	472,473	340,024
Redeemed	(4,622,821,853)	(5,260,567,835)

Net increase (decrease)	$(26,412,668)	$79,624,230

Institutional Service Shares
Sold	$387,684,290	$660,699,457
Issued on reinvestment of dividends	7,190	3,373
Redeemed	(406,768,823)	(735,611,107)

Net increase (decrease)	$(19,077,343)	$(74,908,277)

Investor Shares
Sold	$428,326,806	$589,975,418
Issued on reinvestment of dividends	16,328	8,127
Redeemed	(448,535,957)	(614,945,653)

Net increase (decrease)	$(20,192,823)	$(24,962,108)

Investor Service Shares
Sold	$861,611,396	$807,290,769
Issued on reinvestment of dividends	23,432	15,255
Redeemed	(810,875,669)	(939,000,765)

Net increase (decrease)	$50,759,159	$(131,694,741)

Retail Shares
Sold	$2,454,196,851	$2,159,524,411
Issued on reinvestment of dividends	86,031	36,947
Redeemed	(2,374,660,965)	(2,251,895,746)

Net increase (decrease)	$79,621,917	$(92,334,388)

Pinnacle Shares
Sold	$-0-	$210,638,237
Issued on reinvestment of dividends	-0-	63,549
Redeemed	-0-	(416,729,336)

Net increase (decrease)	$-0-	$(206,027,550)

Advantage Shares
Sold	$3,229,725,251	$2,980,637,104
Issued on reinvestment of dividends	338,961	500,714
Redeemed	(2,982,358,524)	(2,982,080,119)

Net increase (decrease)	$247,705,688	$(942,301)

Xpress Shares
Sold	$419,446,902	$398,965,039
Issued on reinvestment of dividends	27,097	33,216
Redeemed	(420,231,092)	(392,257,501)

Net increase (decrease)	$(757,093)	$6,740,754

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2013	Year Ended March 31, 2012
Institutional Shares
Sold	$6,629,195,165	$4,463,483,553
Issued on reinvestment of dividends	70,314	21,042
Redeemed	(6,743,829,066)	(4,245,935,269)

Net increase (decrease)	$(114,563,587)	$217,569,326

Institutional Service Shares
Sold	$1,523,980,659	$1,675,781,606
Issued on reinvestment of dividends	18,627	7,854
Redeemed	(1,602,311,455)	(1,657,905,618)

Net increase (decrease)	$(78,312,169)	$17,883,842

Investor Shares
Sold	$969,320,254	$1,021,716,538
Issued on reinvestment of dividends	14,327	6,046
Redeemed	(966,993,207)	(994,694,421)

Net increase (decrease)	$2,341,374	$27,028,163

Investor Service Shares
Sold	$413,331,322	$419,498,529
Issued on reinvestment of dividends	12,744	4,667
Redeemed	(415,682,247)	(408,099,977)

Net increase (decrease)	$(2,338,181)	$11,403,219

Retail Shares
Sold	$456,804,325	$207,718,665
Issued on reinvestment of dividends	5,589	710
Redeemed	(398,503,138)	(193,378,705)

Net increase (decrease)	$58,306,776	$14,340,670

Pinnacle Shares
Sold	$-0-	$22,950,448
Issued on reinvestment of dividends	-0-	140
Redeemed	-0-	(39,638,463)

Net increase (decrease)	$-0-	$(16,687,875)

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2013	Year Ended March 31, 2012
Institutional Shares
Sold	$63,272,225	$120,131,581
Issued on reinvestment of dividends	7,744	3,873
Redeemed	(82,975,926)	(109,997,172)

Net increase (decrease)	$(19,695,957)	$10,138,282

Institutional Service Shares
Sold	$54,818,976	$20,288,376
Issued on reinvestment of dividends	8,911	3,145
Redeemed	(53,855,309)	(24,272,677)
Shares issued in connection with acquisition of Value Line U.S. Government Money Market Fund (Note 6)	64,245,300	-0-

Net increase (decrease)	$65,217,878	$(3,981,156)

Retail Shares
Sold	$7,224,151,540	$2,589,796,570
Issued on reinvestment of dividends	30,079	14,378
Redeemed	(7,188,437,035)	(2,525,838,075)

Net increase (decrease)	$35,744,584	$63,972,873

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2013	Year Ended March 31, 2012
Advantage Shares
Sold	$1,513,048,742	$1,082,966,720
Issued on reinvestment of dividends	97,875	78,988
Redeemed	(1,344,629,892)	(1,083,383,982)

Net increase (decreases)	$168,516,725	$(338,274)

MUNICIPAL PORTFOLIO	Year Ended March 31, 2013	Year Ended March 31, 2012
Institutional Shares
Sold	$286,900	$313,641
Issued on reinvestment of dividends	1,052	1,722
Redeemed	(229,125)	(277,180)

Net increase (decrease)	$58,827	$38,183

Institutional Service Shares
Sold	$5,760,789	$-0-
Issued on reinvestment of dividends	192	-0-
Redeemed	(2,683,958)	-0-

Net increase (decrease)	$3,077,023	$-0-

Investor Service Shares
Sold	$185,611,290	$408,184,017
Issued on reinvestment of dividends	7,511	4,095
Redeemed	(187,560,877)	(404,775,121)

Net increase (decrease)	$(1,942,076)	$3,412,991

Retail Shares
Sold	$747,488,485	$633,162,397
Issued on reinvestment of dividends	36,659	11,573
Redeemed	(692,008,870)	(575,685,853)

Net increase (decrease)	$55,516,274	$57,488,117

Advantage Shares
Sold	$441,703,894	$410,120,741
Issued on reinvestment of dividends	40,756	62,765
Redeemed	(336,579,745)	(386,445,582)

Net increase (decrease)	$105,164,905	$23,737,924

RNT NATIXIS LIQUID PRIME PORTFOLIO	Year Ended March 31, 2013	Year Ended March 31, 2012
Treasurer
Sold	$1,115,080,000	$425,111,062
Issued on reinvestment of dividends	352,834	139,907
Redeemed	(1,196,515,274)	(334,122,568)

Net increase (decrease)	$(81,082,440)	$91,128,401

Liquidity
Sold	$-0-	$479,024,260
Issued on reinvestment of dividends	6,737	122,000
Redeemed	-0-	(475,139,000)

Net increase (decrease)	$6,737	$4,007,260

6: Acquisition of Value Line U.S. Government Money Market Fund

On October 19, 2012, U.S. Government Portfolio acquired all of the net assets of Value Line U.S. Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of Value Line U.S. Government Money Market Fund on June 21, 2012. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 64,245,300 shares of U.S. Government Portfolio, valued at $64,245,300, for

Daily Income Fund Notes to the Financial Statements (Continued)

6: Acquisition of Value Line U.S. Government Money Market Fund (Continued)

all of the assets and the assumption of the liabilities (net assets of $64,245,300) of Value Line U.S. Government Money Market Fund on October 19, 2012. The investment portfolio of Value Line U.S. Government Money Market Fund, with an amortized cost of $64,097,982, which approximates the market value at October 19, 2012, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from Value Line U.S. Government Money Market Fund was carried forward to align ongoing reporting of U.S. Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,402,021,082.

Assuming the acquisition had been completed on April 1, 2012, the beginning of the annual reporting period of U.S. Government Portfolio, U.S. Government Portfolio’s pro forma results of operations for the year ended March 31, 2013, are as follows:

Net investment income $148,484

Net realized gain (loss) on investments $52,089

Net increase (decrease) in net assets resulting from operations $200,573

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Value Line U.S. Government Money Market Fund that have been included in U.S. Government Portfolio’s statement of operations since October 19, 2012.

7: Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2013 and 2012 were as follows:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
Ordinary Income	$985,115	$1,013,315	$116,388	$38,251	$143,648	$101,338	$-0-	$-0-	$582,969	$513,900
Tax-Exempt Income	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$84,746	$79,033	$-0-	$-0-
Long-term capital gain	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-

At March 31, 2013, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$1,333,095	$129,545	2017
U.S. Government Portfolio	3,771	-0-	N/A
	203	-0-	N/A
	48,115	5,955	2016
	-0-	12,623	2017

Total U.S. Government Portfolio	$52,089	$18,578
Municipal Portfolio	508	-0-	N/A

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law. As of March 31, 2013, the Portfolios did not have any post-enactment capital loss carryforwards.

At March 31, 2013, there were distributable earnings of $0, $6,676, $4,987 and $22,717 for the Money Market, U.S. Treasury, U.S. Government, and RNT Natixis Liquid Prime Portfolios, respectively. Distributable tax-exempt earnings and capital gains were $0 and $359 respectively, for the Municipal Portfolio.

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Daily Income Fund Notes to the Financial Statements (Continued)

8: Additional Valuation Information (Continued)

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of March 31, 2013:
Repurchase agreements	$-0-	$865,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$2,880,605,905	$-0-

Total	$-0-	$3,745,605,905	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of March 31, 2013:
Repurchase agreements	$-0-	$870,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$317,266,465	$-0-

Total	$-0-	$1,187,266,465	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of March 31, 2013:
Repurchase agreements	$-0-	$845,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$675,147,642	$-0-

Total	$-0-	$1,520,147,642	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of March 31, 2013:
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$613,199,674	$-0-

Total	$-0-	$613,199,674	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – RNT Natixis Liquid Prime Portfolio’s investments as of March 31, 2013:
Repurchase agreements	$-0-	$57,600,000	$-0-
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$87,993,711	$-0-

Total	$-0-	$145,593,711	$-0-

For the year ended March 31, 2013, there was no Level 1 or Level 3 investments. There were also no transfers between levels during the year ended March 31, 2013.

9: Subsequent Event

On April 2, 2013, the Manager has entered into an agreement to acquire five money market funds from HighMark Capital Management, Inc., a wholly-owned subsidiary of Union Bank, N.A. The deal, which represents about $4 billion in net assets, has been approved by each company’s Board of Trustees and is expected to close by July 2013.

Daily Income Fund Report of Independent Registered Public Accounting Firm

To The Board of Trustees and Shareholders of

Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (individual portfolios constituting Daily Income Fund, hereafter referred to as the “Fund”) at March 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

New York, New York

May 24, 2013

Daily Income Fund
Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Qualified Interest Income

For the fiscal year ended March 31, 2013 the Funds’ designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

Qualified Interest Income
Daily Income Fund – Money Market Portfolio	97%
Daily Income Fund – U.S. Treasury Portfolio	100%
Daily Income Fund – U.S. Government Portfolio	100%
Daily Income Fund – RNT Natixis Liquid Prime Portfolio	97%

:	Tax Exempt Income Distribution

For the fiscal year ended March 31, 2013, the Daily Income Fund – Municipal Portfolio paid tax-exempt distributions in the amount of $84,746.

Daily Income Fund Board Approval of Investment Management Contract (Unaudited)

On March 21, 2013, the Board of Trustees approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contract, the Board of Trustees (the “Trustees”) of the Daily Income Fund (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contracts and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund’s portfolio and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contracts and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contracts were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contracts; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contracts.

2)	The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund’s Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, Municipal Portfolio and RNT Natixis Liquid Prime Portfolio (each, a “Portfolio” and together, the “Portfolios”), on an absolute basis, as compared to their Crane Data – Money Fund Intelligence fund peer groups for the one-month and one-year, three-year, five-year and ten-year periods ended December 31, 2012 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year, three-year and five-year periods ended December 31, 2012 for the U.S. Government Portfolio and Municipal Portfolio and for the one-month and one-year periods ending December 31, 2012 for the RNT Natixis Liquid Prime Portfolio. The Trustees and their independent counsel reviewed the factors and methodology used by the Manager in the selection of each Portfolio’s peer group. The peer group categories included: funds with an investment policy similar to that of the Money Market Portfolio as characterized by Crane Data; funds with an investment policy similar to that of the U.S. Treasury Portfolio as characterized by Crane Data; funds with an investment policy similar to that of the U.S. Government Portfolio as characterized by Crane Data; funds with an investment policy similar to that of the Municipal Portfolio as characterized by Crane Data; and funds with an investment policy similar to that of the RNT Natixis Liquid Prime Portfolio as characterized by Crane Data. These peer groups are referred to collectively as the “Peer Groups.” The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each Portfolio’s performance against their respective Peer Groups to provide objective comparative benchmarks against which they could assess each Portfolio’s performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the performance that was available in the marketplace given each Portfolio’s investment objectives, strategies, limitations and restrictions. In reviewing each Portfolio’s performance, the Trustees noted that overall the net performance of the Portfolios against their Peer Groups was satisfactory. In particular, the Trustees noted that (i) the Money Market Portfolio’s performance was below its Peer Group median for the one-month period, one-year period and three-year period and at its Peer Group median for the five-year and ten-year periods; (ii) the U.S. Treasury Portfolio’s performance was at its Peer Group median for the one-month period, one-year period and three-year period and slightly below its Peer Group median for the five-year period and ten-year period; (iii) the U.S. Government Portfolio’s performance was above its Peer Group median for the one-month period and one-year period, at its Peer Group median for the three-year period, and below its Peer Group median for the five-year period; (iv) the Municipal Portfolio’s performance was above the Peer Group median for the one-month period, three-year period and five-year period and slightly below the Peer Group median for the one-year period; and (v) the RNT Natixis Liquid Prime Portfolio’s performance was above its Peer Group median for the one-month period and one-year period. The Trustees discussed performance with the Manager and the importance of the Manager’s long-standing philosophy of managing the Fund’s Portfolios with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contracts. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contracts and to continue to provide the high quality services that it had provided to the Fund to date. The Trustees also considered the Manager’s entrepreneurial commitment to the management of the Fund’s Portfolios and the creation of a broad-based family of funds, including the prospect of a reorganization with the HighMark money market funds, which could entail a substantial commitment of the Manager’s resources to the successful operation of the Fund and its Portfolios.

Daily Income Fund Board Approval of Investment Management Contract (Unaudited) (Continued)

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees’ consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios against the advisory fees charged to the funds in their respective Peer Groups and each Portfolio’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups (noting that the Peer Groups for expense comparison purposes are the same as the Peer Groups for performance comparison purposes). The Trustees also considered comparative total fund expenses of each of the Portfolios and their respective Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board concluded that the contract rate of each Portfolio’s management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Trustees noted that the total expense ratio for the Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio were higher than the peer group average and that the total expense ratio for the Municipal Portfolio was lower than the peer group average. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio’s management fee was reasonable in light of these factors.

The Trustees considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2012. The Trustees also considered the Manager’s commitment to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. The Trustees considered revenues received by the Manager under the Investment Management Contracts and Administrative Services Contracts. In reviewing the Manager’s profitability reports, the Trustees and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees’ consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels.

5)	Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers. The Trustees also acknowledged the importance of the Fund’s transfer agency arrangements with Reich & Tang Services, Inc., an affiliate of the Manager, in the context of the overall compensation paid to the affiliate and the quality of the services provided.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund’s management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Trustees were also assisted by the advice of independent counsel in making this determination.

Daily Income Fund Trustees and Officers Information (Unaudited)

:	Trustees and Officers Information

March 31, 20131

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and Invesco Funds.	Director/Trustee of six portfolios	Director/Trustee for Annuity & Life Re (Holdings) Ltd, Homeowners of America Holding Corporation, Invesco Funds and the Boss Group Ltd.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of six portfolios	Director of Invesco Funds.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and retired Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) from 1980 to April 2013.	Director/Trustee of seven portfolios	Director of ISI Funds and Independent Director of Brookfield Investment Management Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of six portfolios	Director and Chairman of the Governance Committee of National Holdings Corporation.
Robert Straniere, Esq., 1941	Trustee	Since 1994	Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005. President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009.	Director/Trustee of six portfolios	Director of RBB Funds
Dr. Yung Wong, 1938	Trustee	Since 1994	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of six portfolios	Director of KOAH, Inc. and Director of the Senior Network.
Trustee Emeritus[4]:
Dr. W. Giles Mellon, 1931	Trustee Emeritus	Since 2012[5]	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966.	Director Emeritus/Trustee Emeritus of six portfolios	None

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers:
Steven W. Duff, 1953	Trustee[6] President and Trustee	Since 1994 1994 to 2007	Executive Vice President, Chief Investment Officer and Member of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since 1994. Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex and serves as a Director of Reich & Tang Distributors, Inc.	Director/Trustee of seven portfolios	None
Michael P. Lydon, 1963	President and Trustee[6] Vice President	Since 2007 2005 to 2007	President, Chief Executive Officer and Member of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex and President of New York Daily Tax Free Income Fund, Inc. Mr. Lydon serves as Chief Executive Officer and member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director of Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC.	Director/Trustee of six portfolios	None
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of two other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Esther Cheung 1980	Treasurer and Assistant Secretary Vice President and Assistant Treasurer	Since 2012 2010-2012	Vice President of RTAM, LLC. Ms. Cheung has been associated with RTAM, LLC since June 2010. Ms. Cheung is also Treasurer and Assistant Secretary of one other fund in the Reich & Tang Fund Complex. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG LLP.	N/A	N/A

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Richard De Sanctis, 1956	Vice President Treasurer and Assistant Secretary	Since 2005 1992 to 2004	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of two other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, and Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc.	N/A	N/A
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of two other funds in the Reich & Tang Complex. Mr. Gill also serves as Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., and Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Joseph Jerkovich, 1968	Vice President Treasurer and Assistant Secretary Vice President	Since 2012 2008-2012 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been Associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Vice President of two other funds in the Reich & Tang Fund Complex. Mr. Jerkovich is the Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and Director of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Christine Manna, 1970	Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of two other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc., Reich & Tang Distributors, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Thomas Nelson, 1965	Vice President	Since 2012	Senior Vice President and Chief Investment Officer of RTAM, LLC. Mr. Nelson has been associated with RTAM, LLC since June 2010 and is also Vice President of one other fund in the Reich & Tang Complex. Mr. Nelson also serves as Senior Vice President of Reich & Tang Deposit Solutions, LLC and Reich & Tang Distributors, Inc. From December 2008 until June 2010, Mr. Nelson served as the Director of Institutional Sales at Institutional Deposits Corporation, and from January 2006 until October 2007, Mr. Nelson served as a Senior Vice President at ICAP Capital Markets.	N/A	N/A
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of two other funds in the Reich & Tang Fund Complex.	N/A	N/A

[1]

The Statement of Additional Information includes additional information about Daily Income Fund (the “Fund”) trustees/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018.
[3]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

[4]	As a Trustee Emeritus, Dr. Mellon does not vote on Fund matters.
[5]	Dr. Mellon was named a Trustee Emeritus of the Fund in September 2012. He had been a Trustee of the Fund since 1994.
[6]	Steven W. Duff and Michael P. Lydon may be deemed interested persons of the Fund, as defined in the 1940 Act, due to their affiliation with the Manager.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

00096263

Item 2:  Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on March 6, 2012 to reflect a change in the Officers covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:  Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:  Principal Accountant Fees and Services

		FYE 03/31/2013	FYE 03/31/2012

4(a)	Audit Fees	$188,000	$182,000
4(b)	Audit Related Fees	$ 0	$ 0
4(c)	Tax Fees	$23,500	$23,500
4(d)	All Other Fees	$ 0	$ 0

Tax fees for the fiscal years ended March 31, 2013 and March 31, 2012 include fees billed for the preparation and review of tax returns.

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pro-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant of the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not Applicable

4(g) The amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant was $173,500 and $193,500 for the fiscal years ended March 31, 2013 and March 31, 2012, respectively.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre=approved pursuant to paragraph (c)(7)(ii) of rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

              Investment Companies

Not applicable.

Item 8:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:  Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:  Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: June 5, 2013

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Vice President, Assistant Treasurer

Date: June 5, 2013

* Print the name and title of each signing officer under his or her signature.